New standards, amendments and interpretations adopted by the Company	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
New standards, amendments and interpretations adopted by the Company
3.	New standards, amendments and interpretations adopted by the Company

In May 2024, the IASB issued amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments – Disclosures. The amendments clarify the derecognition of financial liabilities and introduce an accounting policy option to derecognize financial liabilities that are settled through an electronic payment system. The amendments also clarify how to assess the contractual cash flow characteristics of financial assets that include environmental, social and governance (ESG)-linked features and other similar contingent features and the treatment of non-recourse assets and contractually linked instruments (CLIs). Further, the amendments mandate additional disclosures in IFRS 7 for financial instruments with contingent features and equity instruments classified at FVOCI. The Company has adopted these amendments in the consolidated interim financial statements.

The IASB issued IFRS 18 Presentation and Disclosure in Financial Statements, which replaces IAS 1 Presentation of Financial Statements, effective on January 1, 2027. Earlier application is permitted. The objective of IFRS 18 is to set out requirements for the presentation and disclosure of information in general purpose financial statements to help ensure they provide relevant information that faithfully represents an entity’s assets, liabilities, equity, income and expenses. IFRS 18 applies to all financial statements that are prepared and presented in accordance with IFRSs. Standards for recognizing, measuring, and disclosing specific transactions are addressed in other Standards and Interpretations.

The Company is currently assessing the impact on its consolidated interim financial statements.